UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.


                    MADISON HARBOR BALANCED STRATEGIES, INC.
                            Schedule of Investments
                                 June 30, 2006
                                  (unaudited)

                                                                     PRINCIPAL AMOUNT /      UNFUNDED                   % OF NET
                        DESCRIPTION                                      COMMITMENT         COMMITMENT        VALUE      ASSETS*
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (31.10%)(1)

  Legacy Partners Realty Fund I, Inc.                                   $   2,000,000    $    306,096   $   1,846,826      7.52%
  RREEF America REIT III, Inc.                                              1,500,000         750,000         750,000      3.05%
  Five Arrows Realty Securities IV, LP                                      2,000,000       1,272,005         718,235      2.92%
  Keystone Property Fund II, LP                                             2,500,000       1,850,000         600,556      2.45%
  Transwestern Mezzanine Realty Partners II, LLC                            1,478,000         952,247         477,573      1.94%
  Guardian Realty Fund II, LLC                                              1,500,000       1,191,692         323,702      1.32%
  Parmenter Realty Fund III, LP (2)                                         2,500,000       2,223,337         276,663      1.13%
  Legg Mason Real Estate Capital II, Inc.                                   1,500,000       1,275,000         223,545      0.91%
  Legacy Partners Realty Fund II, Inc.                                      2,800,000       2,800,000              --      0.00%
  Madison Harbor Balanced Strategies Taxable REIT Subsidiary, Inc. (3)             --              --         280,384      1.14%
                                                                        -------------    ------------   -------------    -------
      Total private equity real estate funds,  (cost $5,429,144)        $   17,778,000   $ 12,620,377   $  5,497,484      22.38%
                                                                        -------------    ------------   -------------    -------
FIXED INCOME SECURITIES, (68.90%)

  FNMA Pass Thru Certificate REMIC Trust Series 2002-83, Class LD,
  Dated 11/1/02, 5.5%, Due 2/25/27                                      $   1,750,000    $         --   $   1,736,651      7.07%

  FHLM Corp Multiclass Mortgage Participating Certificates Guaranteed
  Series 2497, Class NG, Dated 9/1/02, 5%, Due 1/15/16                      1,570,123              --       1,557,213      6.34%

  FNMA Pass Thru Certificate REMIC Trust Series 2002-70, Class QE,
  Dated 10/1/02, 5.5%, Due 2/25/28                                          1,250,000              --       1,242,320      5.06%

  FNMA Pass Thru Certificate REMIC Trust Series 2003-17, Class QR,
  Dated 2/1/03, 4.5%, Due 11/25/25                                          1,200,000              --       1,181,822      4.81%

  FNMA Pass Thru Certificate REMIC Trust Series 2005-67, Class HA,
  Dated 7/1/05, 4.5%, Due 7/25/22                                           1,042,039              --       1,025,378      4.18%

  FHLM Corp Multiclass Mortgage Participating Certificates Guaranteed
  Series 3044, Class QK, Dated 10/1/05, 5.5%, Due 7/15/18                   1,017,993              --       1,014,880      4.13%

  FHLM Corp Multiclass Mortgage Participating Certificates Guaranteed
  Series 2911, Class BA, Dated 1/1/05, 5%, Due 9/15/18                        965,877              --         959,027      3.91%

  FHLM Corp Multiclass Mortgage Participating Certificates Guaranteed
  Series 2958, Class KA, Dated 4/1/05, 5%, Due 1/15/22                        947,844              --         939,669      3.83%

  FNMA Pass Thru Certificate REMIC Trust Series 2005-25, Class PA,
  Dated 3/1/05, 5%, Due 8/25/19                                               720,577              --         714,524      2.91%

  FNMA Pass Thru Certificate REMIC Trust Series 2003-16, Class PB,
  Dated 2/1/03, 4.5%, Due 11/25/12                                            662,044              --         655,603      2.67%

  Capital One Auto Finance Trust Series 2006-A, Class A2, Dated 5/4/06,
  5.31%, Due 5/15/2009                                                        500,000              --         498,941      2.03%

  J.P. Morgan Mortgage Acquasition Series 2006-FRE1, Class A2,
  Dated 1/27/06, 4.89%, Due 5/25/35                                           330,829              --         330,905      1.35%

  Carmax Auto Owner Trust Series 2006-1, Class A1, Dated 5/31/06, 5.18%,
  Due 5/15/07                                                                 320,687              --         320,523      1.30%
                                                                        -------------    ------------   -------------    -------
      Total fixed income securities (cost $12,316,366)                  $  12,278,013    $         --   $  12,177,456     49.59%
                                                                        -------------    ------------   -------------    -------
      Total investments at fair value (cost $17,745,510)                                                $  17,674,940     71.97%
                                                                                                        =============    =======

*Percentages are based on net assets of $24,557,843.

(1) Investments are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

(2) Funding of commitment deemed an investment in Parmenter Realty Fund III, LP on April 1, 2006.

(3) Madison Harbor Balanced Strategies Taxable REIT Subsidiary, Inc. is a wholly owned subsidiary of the Registrant investing in BSREF III Parallel Investor V, L.P. The commitment to such underlying fund is $4 million, of which $200,000 has been called.

At June 30, 2006, the aggregate cost of investments for tax purposes was approximately $17,745,510. Net unrealized depreciation on investments for tax purposes was $(70,570) consisting of $166,259 of gross unrealized appreciation and $(236,829) of gross unrealized depreciation.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


By                                      /s/ Edward M. Casal
                                        --------------------------
                                        Edward M. Casal
                                        Chief Executive Officer
Date: August 18, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                      /s/ Edward M. Casal
                                        --------------------------
                                        Edward M. Casal
                                        Chief Executive Officer


Date: August 18, 2006

By                                      /s/ Christopher J. Brown
                                        --------------------------
                                        Christopher J. Brown
                                        Chief Financial Officer
Date: August 18, 2006